Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

9.  ASSET RETIREMENT OBLIGATIONS

Under various lease agreements, the partnership has AROs when certain machinery and equipment are disposed or operating leases expire. The following table summarizes the change in the liability for the AROs (in thousands):

Amount
Balance, December 31, 2013	$2,148
Accretion expense	173
Revisions in estimated cash flows	(278)
Balance, December 31, 2014	2,043
Additional asset retirement obligations incurred	202
Accretion expense	201
Balance, December 31, 2015	$2,446

As of December 31, 2015 and 2014, current AROs of $638 thousand and $28 thousand, respectively, are included in accrued and other liabilities on the consolidated balance sheets.